Financial Instruments (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade payables		$ 1,414	$ 512
Other payables		2,178	1,683
Other long-term liabilities	[1]	244	302	$ 326
Liability in respect of government grants	[1]	895	833	$ 629
Financial liabilities		4,731	3,330
First year [Member]
Statement Line Items [Line Items]
Trade payables		1,414	512
Other payables		2,150	1,655
Other long-term liabilities
Liability in respect of government grants
Financial liabilities		3,564	2,167
More than a year or undetermined [Member]
Statement Line Items [Line Items]
Trade payables
Other payables			28
Other long-term liabilities		244	302
Liability in respect of government grants		895	833
Financial liabilities		$ 1,167	$ 1,163

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.